Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Trade payables	$84.8	$66.7
Accruals and payables	231.9	173.4
Accrued interest	13.8	15.1
Statutory payables	12.3	15.0
	$342.8	$270.2